Commitments and Contingencies - Schedule of Commitments with Financial Institutions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Commitments with Financial Institutions [Line Items]
Credit Line	$ 6,652
Used Amounts	$ 5,150
Industrial Bank of Korea [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan	[1],[2]
Credit Line	$ 4,973	[1],[2]
Used Amounts	$ 4,408	[1],[2]
KOSME (Korea SMEs and Startups Agency) [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan
Credit Line	$ 778
Used Amounts	$ 360
Woori Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan
Credit Line	$ 519
Used Amounts	$ 0
Hana Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Facility loans	[1]
Credit Line	$ 187	[1]
Used Amounts	$ 187	[1]
Hana Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Working capital loans
Credit Line	$ 195
Used Amounts	$ 195

[1]	As of June 30, 2026 land, buildings, machinery, and equipment have been provided as collateral (with a secured amount of $4.2 million for long term debt (refer to Note 7 — Property, Plant and Equipment, Net) and joint guarantees issued for related parties (refer to Note 17 — Related Party Transactions).
[2]	As of June 30, 2026, the Company established pledge fire insurance claims (with a pledge amount of $2.4 million.